Short-Term Bank Loans - Schedule of Short-Term Loans (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Short-Term Loans [Line Items]
Loan amount in RMB	$ 4,618,839	$ 4,630,581	¥ 32,300,000	¥ 33,800,000
Loan amount in USD	$ 4,618,839	$ 4,630,581	¥ 32,300,000	¥ 33,800,000
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Jul. 28, 2025	Dec. 13, 2024	Jul. 28, 2025	Dec. 13, 2024
Loan maturity date	Jul. 10, 2026	Nov. 19, 2025
Loan amount in RMB	$ 969,527	$ 821,998	¥ 6,780,000	¥ 6,000,000
Loan amount in USD	$ 969,527	$ 821,998	¥ 6,780,000	¥ 6,000,000
Effective interest rate	1.30%	4.20%	1.30%	4.20%
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Jul. 28, 2025		Jul. 28, 2025
Loan maturity date	Jul. 14, 2026
Loan amount in RMB	$ 882,298		¥ 6,170,000
Loan amount in USD	$ 882,298		¥ 6,170,000
Effective interest rate	1.30%		1.30%
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Jul. 28, 2025	Nov. 07, 2024	Jul. 28, 2025	Nov. 07, 2024
Loan maturity date	Jul. 16, 2026	Jun. 06, 2025
Loan amount in RMB	$ 1,008,137	$ 1,356,294	¥ 7,050,000	¥ 9,900,000
Loan amount in USD	$ 1,008,137	$ 1,356,294	¥ 7,050,000	¥ 9,900,000
Effective interest rate	1.30%	4.20%	1.30%	4.20%
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	May 21, 2025	Dec. 09, 2024	May 21, 2025	Dec. 09, 2024
Loan maturity date	May 07, 2026	Aug. 08, 2025
Loan amount in RMB	$ 1,000,987	$ 945,296	¥ 7,000,000	¥ 6,900,000
Loan amount in USD	$ 1,000,987	$ 945,296	¥ 7,000,000	¥ 6,900,000
Effective interest rate	3.85%	4.20%	3.85%	4.20%
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Feb. 28, 2025	May 29, 2024	Feb. 28, 2025	May 29, 2024
Loan maturity date	Feb. 06, 2026	May 22, 2025
Loan amount in RMB	$ 400,395	$ 958,996	¥ 2,800,000	¥ 7,000,000
Loan amount in USD	$ 400,395	$ 958,996	¥ 2,800,000	¥ 7,000,000
Effective interest rate	3.85%	4.20%	3.85%	4.20%
Fujian Rural Commercial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Aug. 29, 2025	Aug. 21, 2024	Aug. 29, 2025	Aug. 21, 2024
Loan maturity date	Aug. 29, 2026	Aug. 20, 2025
Loan amount in RMB	$ 357,495	$ 410,998	¥ 2,500,000	¥ 3,000,000
Loan amount in USD	$ 357,495	$ 410,998	¥ 2,500,000	¥ 3,000,000
Effective interest rate	4.95%	4.95%	4.95%	4.95%
China Merchants Bank [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date		Jan. 30, 2024		Jan. 30, 2024
Loan maturity date		Jan. 29, 2025
Loan amount in RMB		$ 136,999		¥ 1,000,000
Loan amount in USD		$ 136,999		¥ 1,000,000
Effective interest rate		4.83%		4.83%